John Hancock Financial Services, Inc.

Law Sector
John Hancock Place T-55
P.O. Box 111
Boston, Massachusetts  02117-0111

VIA EDGAR
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January 16, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention: Filing Room

RE:      John Hancock Variable Life Insurance Company
         John Hancock Variable Annuity Account I (eVariable Annuity) # 333-16949 Registration Statement Filed On Form N-4
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Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectus and statement of additional information, we hereby certify respecting the above-captioned registration statements on Form N-4 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.



                                                Sincerely,

                                                /s/ Arnold R. Bergman
                                                ---------------------
                                                Arnold R. Bergman